FAIR VALUE MEASUREMENTS (Details) - USD ($)	10 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Assets - Investments held in Trust Account:
Transfers to / from level 3	$ 0
Transfer of assets from level 1 to level 2	0
Transfer of assets from level 2 to level 1	0
Level 1 | Recurring | Money market fund
Assets - Investments held in Trust Account:
Assets, fair Value	$ 275,012,561	$ 276,005,944